UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04632

The European Equity Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2012 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMANY – 41.0%
	COMMON STOCKS – 35.7%
	AEROSPACE & DEFENSE – 2.2%
22,000	MTU Aero Engines Holding	$1,769,270
	AIRLINES – 1.2%
70,000	Deutsche Lufthansa	978,333
	AUTO COMPONENTS – 2.1%
18,000	Continental*	1,696,399
	CHEMICALS – 4.6%
20,000	Lanxess	1,650,775
11,000	Linde	1,970,983
		3,621,758
	COMPUTERS & PERIPHERALS – 1.7%
28,000	Wincor Nixdorf	1,375,540
	ELECTRIC UTILITIES – 1.2%
39,000	E.ON	932,776
	FOOD PRODUCTS – 2.4%
60,000	Suedzucker	1,907,660
	INSURANCE – 7.3%
32,000	Allianz	3,812,711
34,000	Hannover Rueckversicherung	2,016,673
		5,829,384
	MEDIA – 2.6%
40,000	Axel Springer	2,017,259
	PERSONAL PRODUCTS – 2.3%
28,000	Beiersdorf	1,824,296
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.9%
88,000	Aixtron†	1,530,496
	SOFTWARE – 1.3%
45,000	PSI	1,009,462
	SPECIALTY RETAIL – 1.9%
16,000	Fielmann	1,536,036
	TEXTILES, APPAREL & LUXURY GOODS – 3.0%
30,000	Adidas	2,338,731
	Total Common Stocks (cost $24,957,155)	28,367,400

Shares	Description	Value(a)
	PREFERRED STOCKS – 5.3%
	AUTOMOBILES – 2.2%
10,000	Volkswagen (cost $951,063)	$1,755,847
	HOUSEHOLD PRODUCTS – 3.1%
34,000	Henkel & Co. (cost $1,288,680)	2,487,562
	Total Preferred Stocks (cost $2,239,743)	4,243,409
	Total Investments in Germany (cost $27,196,898)	32,610,809
INVESTMENTS IN FRANCE – 21.8%
	AUTO COMPONENTS – 2.1%
32,000	Valeo	1,675,598
	COMMERCIAL SERVICES & SUPPLIES – 1.9%
15,000	Societe BIC	1,502,957
	ELECTRICAL EQUIPMENT – 0.8%
17,000	Alstom	662,414
	FOOD PRODUCTS – 1.4%
16,000	Danone	1,114,366
	HEALTH CARE EQUIPMENT & SUPPLIES – 3.4%
30,000	Essilor International	2,669,925
	INSURANCE – 1.9%
90,000	AXA	1,489,773
	OIL, GAS & CONSUMABLE FUELS – 2.7%
43,000	Total	2,189,741
	PHARMACEUTICALS – 3.7%
38,000	Sanofi	2,946,706
	TEXTILES, APPAREL & LUXURY GOODS – 3.9%
18,000	LVMH Moet Hennessy Louis Vuitton	3,088,612
	Total Investments in France (cost $15,885,128)	17,340,092

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2012 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN UNITED KINGDOM – 9.1%
	COMMERCIAL SERVICES & SUPPLIES – 3.1%
67,812	Aggreko	$2,438,333
	HEALTH CARE EQUIPMENT & SUPPLIES – 2.0%
160,000	Smith & Nephew	1,619,834
	WATER UTILITIES – 2.0%
66,000	Severn Trent	1,628,528
	WIRELESS TELECOMMUNICATION SERVICES – 2.0%
580,000	Vodafone Group	1,596,118
	Total Investments in United Kingdom (cost $6,439,456)	7,282,813
INVESTMENTS IN NETHERLANDS – 6.0%
	CHEMICALS – 2.6%
36,000	Koninklijke DSM	2,079,929
	DIVERSIFIED FINANCIAL SERVICES – 2.3%
220,000	ING Groep*	1,830,209
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.1%
17,000	ASML Holding	848,506
	Total Investments in Netherlands (cost $4,687,790)	4,758,644
INVESTMENTS IN SPAIN – 4.9%
	COMMERCIAL BANKS – 2.9%
300,000	Banco Santander	2,305,173
	DIVERSIFIED TELECOMMUNICATION SERVICES – 2.0%
100,000	Telefonica	1,635,993
	Total Investments in Spain (cost $3,572,668)	3,941,166

Shares	Description	Value(a)
INVESTMENTS IN NORWAY – 4.6%
	ENERGY EQUIPMENT & SERVICES – 4.6%
24,000	Fred Olsen Energy	$939,304
100,000	TGS Nopec Geophysical	2,735,957
		3,675,261
	Total Investments in Norway (cost $2,836,205)	3,675,261
INVESTMENTS IN AUSTRIA – 3.2%
	CHEMICALS – 1.0%
7,000	Lenzing*	757,777
	MACHINERY – 2.2%
18,000	Andritz	1,758,963
	Total Investments in Austria (cost $2,274,691)	2,516,740
INVESTMENTS IN LUXEMBOURG – 2.5%
	MEDIA – 2.5%
80,000	SES	1,982,102
	Total Investments in Luxembourg (cost $2,097,894)	1,982,102
INVESTMENTS IN FINLAND – 2.0%
	INSURANCE – 2.0%
56,000	Sampo	1,616,045
	Total Investments in Finland (cost $1,417,010)	1,616,045
INVESTMENTS IN SWITZERLAND – 1.9%
	PROFESSIONAL SERVICES – 1.9%
800	SGS	1,554,154
	Total Investments in Switzerland (cost $1,300,925)	1,554,154

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2012 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN DENMARK – 1.3%
	CONSTRUCTION & ENGINEERING – 1.3%
15,000	FLSmidth & Co.†	$1,051,332
	Total Investments in Denmark (cost $1,140,720)	1,051,332
INVESTMENTS IN CYPRUS – 1.0%
	ENERGY EQUIPMENT & SERVICES – 1.0%
100,000	ProSafe	793,620
	Total Investments in Cyprus (cost $826,887)	793,620
INVESTMENTS IN ITALY – 0.8%
	COMMERCIAL BANKS – 0.8%
120,000	UniCredit	600,224
	Total Investments in Italy (cost $1,228,031)	600,224
	Total Investments in Common and Preferred Stocks – 100.1% (cost $70,904,303)	79,723,002
SECURITIES LENDING COLLATERAL – 2.8%
2,211,695	Daily Assets Fund Institutional, 0.27% (cost $2,211,695)(b)(c)	2,211,695
CASH EQUIVALENTS – 0.9%
680,041	Central Cash Management Fund, 0.11% (cost $680,041)(c)	680,041
	Total Investments – 103.8% (cost $73,796,039)**	82,614,738
	Other Assets and Liabilities, Net – (3.8%)	(3,003,113)
	NET ASSETS – 100.0%	$79,611,625

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*  Non-income producing security.

**  The cost for federal income tax purposes was $73,917,188. At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $8,697,550. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,941,151 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,243,601.

†  All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2012 amounted to $2,119,815, which is 2.7% of net assets.

(a)  Value stated in U.S. dollars.

(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2012 (unaudited) (continued)

At March 31, 2012, open futures contracts purchased were as follows:*

	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
Euro Stoxx Banks Index	EUR	June 2012	50	373,447	(27,966)
Total unrealized depreciation					(27,966)

Currency Abbreviations

EUR Euro

* Cash collateral in the amount of $42,947 was pledged to cover margin requirements for open futures contracts as of March 31, 2012.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(d)
Germany	$32,610,809	$—	$—	$32,610,809
France	17,340,092	—	—	17,340,092
United Kingdom	7,282,813	—	—	7,282,813
Netherlands	4,758,644	—	—	4,758,644
Spain	3,941,166	—	—	3,941,166
Norway	3,675,261	—	—	3,675,261
Austria	2,516,740	—	—	2,516,740
Luxembourg	1,982,102	—	—	1,982,102
Finland	1,616,045	—	—	1,616,045
Switzerland	1,554,154	—	—	1,554,154
Denmark	1,051,332	—	—	1,051,332
Cyprus	793,620	—	—	793,620
Italy	600,224	—	—	600,224
Short-Term Instruments(d)	2,891,736	—	—	2,891,736
Derivatives(e)	(27,966)	—	—	(27,966)
Total	$82,586,772	$—	$—	$82,586,772

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.

(d) See Schedule of Investments for additional detailed categorizations.

(e) Derivatives included unrealized appreciation (depreciation) on futures contracts.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 24, 2012